Derivative Contracts - Fair Value of Derivative Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Not Designated as Hedging Instrument | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	$ 1,675.3	$ 1,545.7
Cash collateral	3.7	2.1
Not Designated as Hedging Instrument | Derivatives at Fair Value | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair Value	41.9	12.9
Derivative, Notional Amount	945.8	759.8
Not Designated as Hedging Instrument | Liabilities Under Derivative Contracts | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair Value	(3.2)	(12.4)
Derivative, Notional Amount	729.5	785.9
Not Designated as Hedging Instrument | Liabilities Under Derivative Contracts | Embedded Derivative Financial Instruments
Derivatives, Fair Value [Line Items]
Fair Value	(31.7)	0.0
Derivative, Notional Amount	0.0	0.0
Designated as Hedging Instrument | Derivatives at Fair Value | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair Value	14.3	0.0
Derivative, Notional Amount	109.7	0.0
Designated as Hedging Instrument | Liabilities Under Derivative Contracts | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair Value	0.0	(0.9)
Derivative, Notional Amount	$ 0.0	$ 143.1